SCHEDULE OF CAPITAL COMMITMENT (Details) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 457,178	$ 42,285	$ 69,333
Property Plant and Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment		$ 466,560